Share capital and share based payments - Disclosure of Closing Balance of Share-Based Payment Arrangements (Details) - shares	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
AGA
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Closing Balance	3,678,354	2,752,198	1,607,345	1,049,466
AGAP Management 2016-1
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Closing Balance	1,200	1,450	1,450
Closing Balance, Exercisable	156,000	188,500	188,500
AGAP Employees 2016-1
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Closing Balance	2,068	2,185	2,230
Closing Balance, Exercisable	268,840	284,050	289,900
AGAP 2016-2
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Closing Balance	3,000	3,000	3,000
AGA Bonus 2017
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Closing Balance	0	0	0
AGA Employee 2017
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Closing Balance	0	0	0
Closing Balance, Exercisable	0	0	0
AGAP Employees 2017-1
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Closing Balance	0	4,892	5,339
AGAP Management 2017
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Closing Balance	0	1,600	2,000
AGA Bonus 2018
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Closing Balance	0	0	0
AGA Perf Employees 2018
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Closing Balance	0	242,500	307,500
AGA Perf Management 2018
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Closing Balance	0	200,000	230,000
AGA Employees 2018
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Closing Balance	0	0	85,650
Closing Balance, Exercisable	0	0	85,650
AGA New Members 2017-1
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Closing Balance	25,000	25,000	25,000
Closing Balance, Exercisable	25,000	25,000	25,000
AGA Bonus 2019-1
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Closing Balance	0	0	57,376
Closing Balance, Exercisable	0	0	57,376
AGA Perf Employees 2019-1
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Closing Balance	356,800	460,600	532,800
AGA Perf Management 2019-1
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Closing Balance	325,000	325,000	355,000
AGA Bonus 2020-1
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Closing Balance	13,614	79,861	0
Closing Balance, Exercisable	13,614	79,861
AGA Perf Employees 2020-1
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Closing Balance	516,824	696,110	0
Closing Balance, Exercisable	516,824	696,110
AGA Perf Management 2020-1
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Closing Balance	680,000	710,000	0
Closing Balance, Exercisable	680,000	710,000
AGA Bonus 2021-1
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Closing Balance	125,748	0	0
Closing Balance, Exercisable	125,748
AGA Perf Employees 2021-1
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Closing Balance	1,049,100	0	0
Closing Balance, Exercisable	1,049,100
AGA Perf Management 2021-1
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Closing Balance	580,000	0	0
Closing Balance, Exercisable	580,000
BSA
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Closing Balance	242,560	284,500	309,500	334,500
Closing Balance, Exercisable	242,560	284,500	309,500
BSA 2011-2
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Closing Balance	0	41,940	66,940
Closing Balance, Exercisable	0	41,940	66,940
BSA 2013
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Closing Balance	46,360	46,360	46,360
Closing Balance, Exercisable	46,360	46,360	46,360
BSA 2014
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Closing Balance	75,000	75,000	75,000
Closing Balance, Exercisable	75,000	75,000	75,000
BSA 2015-1
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Closing Balance	70,000	70,000	70,000
Closing Balance, Exercisable	70,000	70,000	70,000
BSA 2015-2
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Closing Balance	14,200	14,200	14,200
Closing Balance, Exercisable	14,200	14,200	14,200
BSA 2017
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Closing Balance	37,000	37,000	37,000
Closing Balance, Exercisable	37,000	37,000	37,000
BSAAR
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Closing Balance	1,105,822	1,360,822	1,362,322	1,363,072
Closing Balance, Exercisable	1,105,822	1,360,822	1,362,322
BSAAR 2011
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Closing Balance	0	255,000	255,000
Closing Balance, Exercisable	0	255,000	255,000
BSAAR 2012
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Closing Balance	60,100	60,100	61,600
Closing Balance, Exercisable	60,100	60,100	61,600
BSAAR 2015
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Closing Balance	1,045,722	1,045,722	1,045,722
Closing Balance, Exercisable	1,045,722	1,045,722	1,045,722